RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Reliance, Inc. Master 401(k) Plan
RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS
RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS
5.	RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS

Certain of the Plan’s investments include shares in mutual funds, commingled funds and an interest in a common collective trust that are managed by the Trustee. The Plan also invests in shares of Reliance, Inc. common stock through the unitized Reliance common stock fund. The unitized Reliance common stock fund received $3,031,535 of dividends from Reliance, Inc. in 2025. These transactions, along with investment and fee-related transactions, participant loans, and the Plan’s participation in Fidelity’s revenue sharing program qualify as exempt party-in-interest transactions.